PRINCIPAL ACTIVITIES AND ORGANIZATION (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands						6 Months Ended	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 21, 2024 CNY (¥)	Mar. 18, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 28, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 18, 2024 $ / shares	Oct. 31, 2023 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit							$ 2,683,920		¥ 16,946,064		¥ 19,378,705
Current liabilities exceeded current assets											658,800
Cash balance							3,232		92,713		23,339
Net cash used in operating activities							36,349	¥ 262,446	¥ 251,140	¥ 844,962
Aggregate amount of financing			¥ 200,000
Investment													¥ 147,100
Investments [Member] | North City Industrial Investment Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest, rate													12.02%
Inventory Pledged Financing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inventory pledging facilities amount							40,200				290,000
Inventory-pledged financing facilities											55,000
Unused facilities, amount											¥ 235,000
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly repayments				¥ 2,500	¥ 5,000
Supplemental Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of debt						¥ 30,000
Monthly repayments						¥ 2,500
Supplemental Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of debt	¥ 30,000
Monthly repayments	¥ 2,500	¥ 2,500
Nio Capital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration receivable | $							$ 9,400
Subscription price, per share | $ / shares												$ 0.004858